Distribution Date:	01/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16		David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	6,432,504.33	333,825.40	21,441.68	0.00	0.00	355,267.08	6,098,678.93	97.75%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00	57.70%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	64,339,000.00	0.00	15,984.84	0.00	0.00	15,984.84	64,339,000.00	33.94%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	0.00	0.00	0.00	0.00	36,765,000.00	20.36%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	0.00	0.00	0.00	0.00	25,736,000.00	10.86%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	29,395,727.58	0.00	0.00	0.00	0.00	0.00	29,395,727.58	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.04%
LNC-3	61764PBE1	0.000000%	21,018,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.29%
LNC-4	61764PBG6	0.000000%	24,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.01	0.00	0.00	0.01	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	271,124,231.91	333,825.40	398,946.53	0.00	0.00	732,771.93	270,790,406.51

X-A	61764PBV3	4.524494%	1,121,332,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61764PAA0	0.524494%	71,692,000.00	6,432,504.33	0.00	2,811.51	0.00	0.00	2,811.51	6,098,678.93
X-C	61764PAC6	0.524494%	108,456,000.00	108,456,000.00	0.00	47,403.74	0.00	0.00	47,403.74	108,456,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	61764PAE2	1.274494%	64,339,000.00	64,339,000.00	0.00	68,333.04	0.00	0.00	68,333.04	64,339,000.00
X-E	61764PAG7	1.274494%	36,765,000.00	36,765,000.00	0.00	39,047.30	0.00	0.00	39,047.30	36,765,000.00
X-F	61764PAJ1	1.274494%	25,736,000.00	25,736,000.00	0.00	27,333.64	0.00	0.00	27,333.64	25,736,000.00
X-G	61764PAL6	1.274494%	42,279,820.00	29,395,727.58	0.00	31,220.56	0.00	0.00	31,220.56	29,395,727.58
LNC-X	61764PBN1	0.000000%	51,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,521,780,820.00	271,124,231.91	0.00	216,149.79	0.00	0.00	216,149.79	270,790,406.51

Deal Distribution Total					333,825.40	615,096.32	0.00	0.00	948,921.72

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764PBT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61764PBU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61764PBW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61764PBX9	89.72415793	4.65638286	0.29908051	0.00000000	0.00000000	0.00000000	0.00000000	4.95546337	85.06777507
C	61764PBZ4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
D	61764PAN2	1,000.00000000	0.00000000	0.24844713	2.45988623	9.59156950	0.00000000	0.00000000	0.24844713	1,000.00000000
E	61764PAQ5	1,000.00000000	0.00000000	0.00000000	2.70833347	14.49512553	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	0.00000000	2.70833346	54.44059761	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764PAU6	695.26614777	0.00000000	0.00000000	1.88301251	85.98399496	0.00000000	0.00000000	0.00000000	695.26614777
LNC-1	61764PBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LNC-2	61764PBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LNC-3	61764PBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LNC-4	61764PBG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	10.00000000	0.00000000	0.00000000	0.00000000	0.00000000	10.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61764PAA0	89.72415793	0.00000000	0.03921651	0.00000000	0.00000000	0.00000000	0.00000000	0.03921651	85.06777507
X-C	61764PAC6	1,000.00000000	0.00000000	0.43707808	0.00000000	0.00000000	0.00000000	0.00000000	0.43707808	1,000.00000000
X-D	61764PAE2	1,000.00000000	0.00000000	1.06207806	0.00000000	0.00000000	0.00000000	0.00000000	1.06207806	1,000.00000000
X-E	61764PAG7	1,000.00000000	0.00000000	1.06207806	0.00000000	0.00000000	0.00000000	0.00000000	1.06207806	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	1.06207802	0.00000000	0.00000000	0.00000000	0.00000000	1.06207802	1,000.00000000
X-G	61764PAL6	695.26614777	0.00000000	0.73842698	0.00000000	0.00000000	0.00000000	0.00000000	0.73842698	695.26614777
LNC-X	61764PBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12/01/24 - 12/30/24	30	0.00	2,811.51	0.00	2,811.51	0.00	0.00	0.00	2,811.51	0.00
X-C	12/01/24 - 12/30/24	30	0.00	47,403.74	0.00	47,403.74	0.00	0.00	0.00	47,403.74	0.00
X-D	12/01/24 - 12/30/24	30	0.00	68,333.04	0.00	68,333.04	0.00	0.00	0.00	68,333.04	0.00
X-E	12/01/24 - 12/30/24	30	0.00	39,047.30	0.00	39,047.30	0.00	0.00	0.00	39,047.30	0.00
X-F	12/01/24 - 12/30/24	30	0.00	27,333.64	0.00	27,333.64	0.00	0.00	0.00	27,333.64	0.00
X-G	12/01/24 - 12/30/24	30	0.00	31,220.56	0.00	31,220.56	0.00	0.00	0.00	31,220.56	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	12/01/24 - 12/30/24	30	0.00	21,441.68	0.00	21,441.68	0.00	0.00	0.00	21,441.68	0.00
C	12/01/24 - 12/30/24	30	0.00	361,520.00	0.00	361,520.00	0.00	0.00	0.00	361,520.00	0.00
D	12/01/24 - 12/30/24	30	458,845.37	174,251.46	0.00	174,251.46	158,266.62	0.00	0.00	15,984.84	617,111.99
E	12/01/24 - 12/30/24	30	433,341.42	99,571.88	0.00	99,571.88	99,571.88	0.00	0.00	0.00	532,913.29
F	12/01/24 - 12/30/24	30	1,331,381.55	69,701.67	0.00	69,701.67	69,701.67	0.00	0.00	0.00	1,401,083.22
G	12/01/24 - 12/30/24	30	3,555,774.40	79,613.43	0.00	79,613.43	79,613.43	0.00	0.00	0.00	3,635,387.83
LNC-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LNC-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.00
Totals			5,779,342.74	1,022,249.91	0.00	1,022,249.91	407,153.60	0.00	0.00	615,096.32	6,186,496.33

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	N/A	91,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	4.000000%	71,692,000.00	6,432,504.33	333,825.40	21,441.68	0.00	0.00	355,267.08	6,098,678.93
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	114,888,504.33	333,825.40	382,961.68	0.00	0.00	716,787.08	114,554,678.93

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	948,921.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,049,284.45	Master Servicing Fee	2,694.23
Interest Reductions due to Nonrecoverability Determination	(363,309.18)	Certificate Administrator Fee	420.36
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	116.73
ARD Interest	0.00	Trust Advisor Fee	303.51
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.01
Total Interest Collected	685,975.28	Total Fees	3,744.84

Principal		Expenses/Reimbursements
Scheduled Principal	333,825.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,490.91
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,623.77
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	333,825.40	Total Expenses/Reimbursements	45,114.68

		Interest Reserve Deposit	22,019.45

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	615,096.32
Excess Liquidation Proceeds	0.00	Principal Distribution	333,825.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	948,921.72
Total Funds Collected	1,019,800.68	Total Funds Distributed	1,019,800.69

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	271,124,231.91	271,124,231.91	Beginning Certificate Balance	271,124,231.91
(-) Scheduled Principal Collections	333,825.40	333,825.40	(-) Principal Distributions	333,825.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	270,790,406.51	270,790,406.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	276,396,678.23	276,396,678.23	Ending Certificate Balance	270,790,406.51
Ending Actual Collateral Balance	276,056,795.04	276,056,795.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	620,185.98	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	620,185.98	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	6	30,795,874.46	11.37%	(4)	4.5131	0.929961	1.30 or less	7	120,822,628.00	44.62%	3	4.5244	0.298677
10,000,001 to 20,000,000	2	22,666,699.59	8.37%	10	4.5712	1.504839	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	26,145,491.23	9.66%	21	4.9200	1.110900	1.41 to 1.50	1	11,252,799.68	4.16%	(2)	4.2600	1.499300
30,000,001 to 40,000,000	1	31,518,818.44	11.64%	(2)	4.2600	0.030800	1.51 to 1.60	2	15,514,681.90	5.73%	15	4.8072	1.528511
40,000,001 to 50,000,000	1	41,941,179.78	15.49%	(1)	4.4900	(0.089700)	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	1	52,663,095.80	19.45%	(3)	4.4000	1.765600	1.71 to 1.80	2	117,722,343.01	43.47%	(2)	4.4442	1.752779
60,000,001 to 70,000,000	1	65,059,247.21	24.03%	(1)	4.4800	1.742400	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	1	5,477,953.92	2.02%	(3)	4.5000	2.250800
Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 to 2.90	0	0.00	0.00%	0	0.0000	0.000000
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	0	0.00	0.00%	0	0.0000	0.000000
							3.71 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	26,145,491.23	9.66%	21	4.9200	1.110900
							Lodging	3	16,550,868.94	6.11%	(4)	4.5000	0.382078
Illinois	1	23,423,075.69	8.65%	(1)	4.4900	(0.089700)
							Mixed Use	1	4,666,269.61	1.72%	(3)	4.4900	0.752100
Kentucky	1	52,663,095.80	19.45%	(3)	4.4000	1.765600
							Multi-Family	3	107,830,865.33	39.82%	(1)	4.3927	1.216733
Maryland	1	5,477,953.92	2.02%	(3)	4.5000	2.250800
							Office	2	58,141,049.72	21.47%	(3)	4.4094	1.811315
New York	1	65,059,247.21	24.03%	(1)	4.4800	1.742400
							Retail	5	83,601,352.91	30.87%	9	4.6833	0.586082
North Carolina	1	7,292,735.55	2.69%	(4)	4.5000	0.382100
							Totals	14	270,790,406.51	100.00%	1	4.4943	1.090672
Pennsylvania	1	4,100,781.99	1.51%	(3)	4.6100	1.579200

South Carolina	2	9,258,133.39	3.42%	(4)	4.5000	0.382061

Texas	4	65,955,991.82	24.36%	(2)	4.3408	0.298540

Virginia	1	11,413,899.91	4.22%	21	4.8780	1.510300

Totals	14	270,790,406.51	100.00%	1	4.4943	1.090672

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	10	229,130,233.38	84.62%	(2)	4.4245	1.058717	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	41,660,173.13	15.38%	19	4.8780	1.266423	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	13	270,790,406.51	100.00%	1	4.4943	1.090672
	Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672	Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	270,790,406.51	100.00%	1	4.4943	1.090672	230 months or less	3	16,550,868.94	6.11%	(4)	4.5000	0.382078
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	10	254,239,537.57	93.89%	2	4.4939	1.136801
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672	Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	12	266,689,624.52	98.49%	1	4.4925	1.083160			No outstanding loans in this group
	13 to 24 months	1	4,100,781.99	1.51%	(3)	4.6100	1.579200
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	270,790,406.51	100.00%	1	4.4943	1.090672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	303031004	MF	Long Island City	NY	Actual/360	4.480%	251,466.84	125,128.91	0.00	N/A	12/01/24	--	65,184,376.12	65,059,247.21	01/01/25
7	300801108	OF	Louisville	KY	Actual/360	4.400%	199,876.57	90,251.78	0.00	N/A	10/01/24	--	52,753,347.58	52,663,095.80	09/01/24
9	300801161	RT	Various	Various	Actual/360	4.490%	0.00	0.00	0.00	N/A	12/01/24	--	41,941,179.78	41,941,179.78	01/01/23
12	300801126	MF	Midland	TX	Actual/360	4.260%	0.00	0.00	0.00	N/A	11/01/24	--	31,518,818.44	31,518,818.44	11/01/22
14	1442581	RT	Reseda	CA	Actual/360	4.920%	110,970.05	47,283.00	0.00	N/A	10/01/26	--	26,192,774.23	26,145,491.23	01/01/25
25	1442582	RT	McLean	VA	Actual/360	4.878%	48,031.41	20,789.33	0.00	N/A	10/01/26	--	11,434,689.24	11,413,899.91	01/01/25
28	300801124	MF	Odessa	TX	Actual/360	4.260%	0.00	0.00	0.00	N/A	11/01/24	--	11,252,799.68	11,252,799.68	08/01/24
35	303031035	LO	Huntersville	NC	Actual/360	4.500%	0.00	0.00	0.00	N/A	09/01/24	--	7,292,735.55	7,292,735.55	03/01/21
44	303031044	LO	Hartsville	SC	Actual/360	4.500%	19,962.47	19,501.64	0.00	N/A	09/01/24	--	5,151,603.97	5,132,102.33	08/01/24
47	303031047	OF	Clinton	MD	Actual/360	4.500%	21,278.62	13,302.65	0.00	N/A	10/01/24	--	5,491,256.57	5,477,953.92	12/01/24
54	303031054	MU	Dallas	TX	Actual/360	4.490%	18,079.33	9,755.69	0.00	N/A	10/01/24	--	4,676,025.30	4,666,269.61	09/01/24
55	303031055	LO	Columbia	SC	Actual/360	4.500%	0.00	0.00	0.00	N/A	09/01/24	--	4,126,031.06	4,126,031.06	10/01/20
59	303031059	RT	Bellefonta	PA	Actual/360	4.610%	16,309.98	7,812.40	0.00	N/A	10/01/24	--	4,108,594.39	4,100,781.99	01/01/24
Totals							685,975.27	333,825.40	0.00				271,124,231.91	270,790,406.51
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	7,702,704.93	5,928,343.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,903,299.47	3,386,756.23	01/01/24	06/30/24	--	0.00	0.00	289,469.67	1,158,720.90	49,925.63	0.00
9	944,278.89	(89,644.70)	01/01/24	06/30/24	01/14/25	29,267,648.29	1,686,159.05	(523.68)	3,416,483.25	1,817,187.14	0.00
12	1,136,126.00	380,944.72	01/01/24	06/30/24	12/12/24	5,150,414.13	1,078,689.04	(393.55)	3,023,753.73	0.00	0.00
14	2,377,934.84	1,671,971.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,283,429.90	956,280.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	533,596.00	608,903.27	01/01/24	06/30/24	12/12/24	149,809.60	96,908.21	(140.50)	19,779.33	0.00	0.00
35	182,872.93	158,662.77	01/01/24	06/30/24	12/11/24	0.00	0.00	(373.65)	2,241,172.70	0.00	0.00
44	409,034.00	447,755.00	07/01/23	06/30/24	01/13/25	0.00	0.00	39,200.16	196,100.50	0.00	0.00
47	980,490.13	777,813.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	219,294.33	79,126.98	01/01/24	03/31/24	--	0.00	0.00	27,615.57	110,545.21	0.00	0.00
55	(332,839.08)	(6,320.26)	01/01/24	06/30/24	12/12/24	1,590,016.94	18,504.91	(211.40)	558,568.38	0.00	0.00
59	466,671.00	0.00	--	--	01/14/25	2,618,259.60	75,008.78	14,314.82	210,860.35	0.00	0.00
Totals	22,806,893.34	14,300,592.27				38,776,148.56	2,955,269.99	368,957.44	10,935,984.35	1,867,112.77	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	54,190,384.73	0	0.00	0	0.00	0	0.00	4.494268%	4.317530%	1
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	5	54,190,384.73	0	0.00	0	0.00	1	1,775,516.06	4.494338%	4.322722%	2
11/18/24	0	0.00	0	0.00	1	41,941,179.78	0	0.00	5	57,615,478.13	0	0.00	0	0.00	1	60,816,674.71	4.467057%	4.377365%	2
10/18/24	0	0.00	0	0.00	3	84,712,797.90	0	0.00	5	57,627,224.12	0	0.00	0	0.00	2	31,330,325.73	4.507972%	4.440199%	3
09/17/24	0	0.00	0	0.00	4	88,845,692.76	0	0.00	5	57,639,412.62	0	0.00	0	0.00	2	8,693,132.18	4.525778%	4.468669%	3
08/16/24	0	0.00	0	0.00	6	100,345,241.62	0	0.00	5	57,724,149.00	0	0.00	0	0.00	3	14,372,806.86	4.518951%	4.462861%	4
07/17/24	0	0.00	0	0.00	6	100,549,933.33	0	0.00	5	57,835,231.20	0	0.00	0	0.00	1	2,777,689.82	4.391891%	4.342095%	5
06/17/24	0	0.00	0	0.00	6	100,765,599.79	0	0.00	5	57,952,376.54	0	0.00	0	0.00	2	5,057,929.89	4.395066%	4.345536%	6
05/17/24	0	0.00	0	0.00	6	100,968,700.00	0	0.00	5	58,062,594.78	0	0.00	0	0.00	0	0.00	4.398279%	4.349299%	7
04/17/24	0	0.00	1	4,172,077.42	5	97,010,754.51	0	0.00	5	58,178,907.10	0	0.00	0	0.00	0	0.00	4.401312%	4.352540%	8
03/15/24	1	4,179,607.92	0	0.00	5	97,204,744.54	0	0.00	5	58,288,267.82	0	0.00	0	0.00	0	0.00	4.401105%	4.352338%	9
02/16/24	0	0.00	0	0.00	5	97,436,196.02	0	0.00	5	58,425,851.35	0	0.00	0	0.00	0	0.00	4.450722%	4.403437%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	300801108	09/01/24	3	5	289,469.67	1,158,720.90	49,925.63	53,034,908.19	11/19/24	13
9	300801161	01/01/23	23	5	(523.68)	3,416,483.25	2,108,681.71	43,788,691.05	09/29/21	98
12	300801126	11/01/22	25	5	(393.55)	3,023,753.73	0.00	32,703,593.05	01/04/22	7			04/04/23
28	300801124	08/01/24	4	5	(140.50)	19,779.33	0.00	11,272,030.75	01/13/22	7			04/04/23
35	303031035	03/01/21	45	5	(373.65)	2,241,172.70	820,609.31	8,325,554.77	05/04/21	7			09/01/23
44	303031044	08/01/24	4	5	39,200.16	196,100.50	28,605.24	5,230,143.56	10/03/24	13
47	303031047	12/01/24	0	5	0.00	0.00	0.00	5,491,256.57	12/17/24	4
54	303031054	09/01/24	3	5	27,615.57	110,545.21	10,060.00	4,706,229.97	09/09/20	11
55	303031055	10/01/20	50	5	(211.40)	558,568.38	1,395,692.67	4,690,104.90	12/18/20	7			11/07/22
59	303031059	01/01/24	11	5	14,314.82	210,860.35	26,328.18	4,195,643.88	01/03/24	2
Totals					368,957.44	10,935,984.35	4,439,902.74	173,438,156.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		233,231,015	65,059,247	113,981,383		54,190,385
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		37,559,391	37,559,391	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	270,790,407	108,096,592	0	0	108,503,430	54,190,385
Dec-24	271,124,232	37,627,463	70,675,633	0	108,630,751	54,190,385
Nov-24	412,476,572	246,095,319	0	0	108,765,774	57,615,478
Oct-24	587,412,826	380,137,424	0	0	149,648,178	57,627,224
Sep-24	731,990,770	623,066,337	0	0	51,285,021	57,639,413
Aug-24	757,854,550	654,048,641	0	0	46,081,760	57,724,149
Jul-24	879,726,581	775,704,392	0	0	46,186,957	57,835,231
Jun-24	888,347,778	784,097,887	0	0	46,297,515	57,952,377
May-24	904,383,484	799,919,010	0	0	46,401,879	58,062,595
Apr-24	911,836,294	807,145,753	0	4,172,077	42,339,556	58,178,907
Mar-24	913,825,048	808,921,608	4,179,608	0	42,435,564	58,288,268
Feb-24	965,573,922	864,606,298	0	0	42,541,773	58,425,851
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	300801108	52,663,095.80	53,034,908.19	77,400,000.00	06/18/14	3,073,622.73	1.76560	06/30/24	10/01/24	238
9	300801161	41,941,179.78	43,788,691.05	22,900,000.00	11/06/24	(279,955.70)	(0.08970)	06/30/24	12/01/24	238
12	300801126	31,518,818.44	32,703,593.05	34,600,000.00	08/07/24	31,378.72	0.03080	06/30/24	11/01/24	238
28	300801124	11,252,799.68	11,272,030.75	13,380,000.00	05/02/24	544,989.27	1.49930	06/30/24	11/01/24	238
35	303031035	7,292,735.55	8,325,554.77	13,000,000.00	10/16/24	126,183.77	0.38210	06/30/24	09/01/24	175
44	303031044	5,132,102.33	5,230,143.56	5,600,000.00	11/25/24	377,737.00	0.79760	06/30/24	09/01/24	175
47	303031047	5,477,953.92	5,491,256.57	9,150,000.00	08/12/14	700,540.04	2.25080	09/30/24	10/01/24	236
54	303031054	4,666,269.61	4,706,229.97	7,400,000.00	07/25/14	62,809.98	0.75210	03/31/24	10/01/24	238
55	303031055	4,126,031.06	4,690,104.90	6,200,000.00	08/06/24	(24,735.26)	(0.13480)	06/30/24	09/01/24	175
59	303031059	4,100,781.99	4,195,643.88	2,000,000.00	10/31/24	457,134.00	1.57920	12/31/23	10/01/24	238
Totals		168,171,768.16	173,438,156.69	191,630,000.00		5,069,704.55

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	300801108	OF	KY	11/19/24	13
	Loan has recently transferred to SS due to maturity default. Pending executed PNL. Borrower has been unresponsive.

9	300801161	RT	Various	09/29/21	98

Loan transferred to special servicing in September 2021 for imminent non-monetary default and went into payment default beginning with the October 2021 payment. Upon transfer, the borrower indicated its willingness to transition the properties to the lend er. Agreed orders appointing Friedman Properties as receiver were entered on 1/26/2022 (IL) and 2/17/2022 (TX). Soil settling on the Yards has caused structural damage to the property and borrower incurred unpermitted debt, both which triggered recourse t o the guarantors. Special Servicer received Lender's approval and filed suit against the guarantors. Marketing and sale process are underway regarding the Yards property. Lender has also filed a lawsuit against the insurance company, who did not timely answer to mortgagees insurance claims regarding earth movement. Special Servicer has approved a Guarantor settlement and is working to document an agreement. Insurance litigation remains ongoing.

12	300801126	MF	TX	01/04/22	7

358-unit multi-family project located in Odessa, TX. The property is currently 91.1% occupied as of Q4 2024. The Property become REO in April 2023 via judicial foreclosure. Special Servicer continues to push rents for renovated units. Expected

	disposition by Q3 2025.

28	300801124	MF	TX	01/13/22	7

160-unit multi-family complex located in Midland, TX. The Property become REO in April 2023 via judicial foreclosure. The property is currently 88.1% occupied as of Q4 2024. Rents continue to be pushed to market with renewals and new

	leases. This strategy has caused some decrease in occupancy, but continues to push revenue at the property. Disposition expected by Q2 2026.

35	303031035	LO	NC	05/04/21	7

The foreclosure sale occurred on 6/30/23 and the Lender took title on 9/1/23.A franchise agreement with Marriott has been executed maintaining the Courtyard brand and an experienced 3rd party management company has been retained to stabilize operations, cure brand deficiencies, and drive top-line growth at the hotel. T12 RevPAR is $74.35 which is a 18% increase over the previous year. The property is expected to be marketed for sale in Q1 2025.

44	303031044	LO	SC	10/03/24	13
	Loan transferred to Special Servicing 10/3/2024 due to maturity default. Special Servicer has reached out to the Borrower and is evaluating the appropriate next steps.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 29

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
47	303031047	OF	MD	12/17/24	4

The Loan transferred to Special Servicing on 12/17/2024 due to imminent default following its 10/1/2024 maturity. The Master Servicer, Wells Fargo, entered into a forbearance agreement with Borrower, which extended maturity 60-days to

12/1/2024, and permitted the Borrower to request an extension of the Initial Forbearance, provided they submit a binding refi commitment letter, which, the Borrower has not yet provided. Special Servicer has asked the Borrower to submit due diligence items in order to deter mine next steps.

54	303031054	MU	TX	09/09/20	11

The loan transferred on 9/9/2020 at Borrower's request due to COVID-related performance issues. The loan was assumed and will be returned to the Master Servicer as a Corrected Mortgage Loan upon the approval of the 2024 Budget. Property management change was cancelled by borrower. Loan is set to mature in October 2024. Borrower has executed a PNL. Borrower has indicated that they are pursuing a sale of the Property but will need a short term extension to complete the transaction.

55	303031055	LO	SC	12/18/20	7

The hotel became REO in Dec-22. Special Servicer ordered change of ownership PIP from Marriott to remain as FFI thru end of term (Jan-29) and for conversion to newly launched City Express. PIPs received and utilized for marketing purposes.

The hotel was listed with Marcus & Millichap and placed on Real Insight auction platform. The hotel is currently in contract for sale. Special Servicer is still on track for a disposition by Q1 2025.

59	303031059	RT	PA	01/03/24	2

The Loan transferred to special servicing on 1/3/2024 due to imminent monetary default. Special Servicer has engaged counsel. Special Servicer is currently evaluating the loan and collateral. Notice of Default has been sent. Borrower requested to transition title to the Lender. Special Servicer has started the foreclosure proceedings. Receiver order has been entered.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	300801162	0.00	5.87000%	0.00	5.87000%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87000%	0.00	5.87000%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55000%	0.00	4.55000%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	300801162	07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
24	300801174	01/18/22	11,917,104.10	3,100,000.00	6,752,669.47	1,517,838.71	6,752,669.47	5,234,830.76	6,682,273.34	0.00	550,562.90	6,131,710.44	45.42%
43	303031043	03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	228,986.20	3,129,693.75	42.87%
57	303031057	10/18/21	4,445,750.54	3,850,000.00	3,409,784.70	482,236.39	3,409,784.70	2,927,548.31	1,518,202.23	0.00	152,984.63	1,365,217.60	25.63%
60	300801109	12/17/24	3,425,093.40	575,000.00	1,928,962.18	141,154.17	1,928,962.18	1,787,808.01	1,637,285.39	0.00	0.00	1,637,285.39	35.98%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			33,266,830.67	38,925,000.00	22,895,769.69	2,825,379.93	22,895,769.69	20,070,389.76	13,196,440.91	0.00	932,533.73	12,263,907.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/17/25	0.00	(54,997.08)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(47,506.58)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(49,046.66)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(45,541.50)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(46,806.64)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(45,258.02)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(43,676.84)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(45,005.37)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(43,429.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(44,707.32)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(43,647.93)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(43,482.80)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(44,759.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(43,155.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(44,422.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(42,830.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(44,088.15)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(43,919.22)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(42,344.69)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(43,588.56)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(42,586.56)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(43,837.58)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(45,127.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(44,951.63)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(44,785.01)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(44,618.91)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(45,929.74)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(44,283.34)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(45,584.35)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(45,409.95)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/15/22	0.00	(43,782.24)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(45,068.59)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(43,453.15)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(44,729.88)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(42,966.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(18,398.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(18,330.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(18,869.08)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(12,634.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	300801174	03/17/23	0.00	0.00	6,131,710.44	0.00	0.00	(550,562.90)	0.00	0.00	6,131,710.44
		01/18/22	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34	0.00	0.00
43	303031043	03/17/23	0.00	0.00	3,129,693.75	0.00	0.00	(228,986.20)	0.00	0.00	3,129,693.75
		03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00
57	303031057	12/17/24	0.00	0.00	1,365,217.60	0.00	0.00	(80.00)	0.00	0.00	1,365,217.60
		05/17/24	0.00	0.00	1,365,297.60	0.00	0.00	260.59	0.00	0.00
		05/17/23	0.00	0.00	1,365,037.01	0.00	0.00	(153,165.22)	0.00	0.00
		10/18/21	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23	0.00	0.00
60	300801109	12/17/24	0.00	0.00	1,637,285.39	0.00	0.00	1,637,285.39	0.00	0.00	1,637,285.39
Current Period Totals			0.00	(54,997.08)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,757,398.42)	12,263,907.18	0.00	0.00	12,263,907.18	0.00	0.00	12,263,907.18

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	11,356.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	9,029.00	0.00	0.00	0.00	0.00	162,160.91	0.00	0.00	0.00	0.00
12	0.00	0.00	6,785.30	0.00	0.00	0.00	0.00	115,621.53	0.00	0.00	0.00	0.00
28	0.00	0.00	2,422.48	0.00	0.00	0.00	0.00	41,279.02	0.00	0.00	0.00	0.00
35	0.00	0.00	1,569.96	0.00	0.00	0.00	0.00	28,259.35	0.00	0.00	0.00	0.00
44	0.00	0.00	1,109.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	572.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,006.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	888.24	0.00	0.00	0.00	0.00	15,988.37	0.00	0.00	0.00	0.00
59	0.00	0.00	884.49	0.00	0.00	9,490.91	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,623.77	0.00	0.00	9,490.91	0.00	363,309.18	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		408,423.86

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Supplemental Notes
None

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